Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
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Allowance Related to Unallocated Segment

The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2013 and December 31, 2012. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:
Beginning balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742
Charge-offs	(483)	(1,804)	(2,907)	(136)	(220)	—	(5,550)
Recoveries	141	449	458	108	80	—	1,236
Provision	372	(1,225)	1,893	(137)	108	89	1,100

Ending Balance	$2,841	$7,559	$5,224	$184	$214	$506	$16,528

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$1,262	$445	$802	$—	$—	$—	$2,509
Ending balance:
Collectively evaluated for impairment	$1,579	$7,114	$4,422	$184	$214	$506	$14,019

Ending balance	$2,841	$7,559	$5,224	$184	$214	$506	$16,528

Loan balances outstanding:
Ending balance:
Individually evaluated for impairment	$3,869	$10,175	$4,005	$—	$8		$18,057
Ending balance:
Collectively evaluated for impairment	$112,006	$433,671	$246,686	$39,964	$10,857		$843,184

Ending balance	$115,875	$443,846	$250,691	$39,964	$10,865		$861,241

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

Credit Exposures by Internally Assigned Grades
December 31, 2013	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,923	$415,938	$98,700	$35,495	$2,252	$660,308
Special Mention	2,038	9,145	986	21	—	12,190
Substandard	5,914	18,763	8,175	—	70	32,922
Doubtful	—	—	2,349	—	—	2,349

Ending Balance	$115,875	$443,846	$110,210	$35,516	$2,322	$707,769

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

Performing and Nonperforming Loans

Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2013
Performing	$140,481	$4,448	$8,543	$153,472
Nonperforming	—	—	—	—

Total	$140,481	$4,448	$8,543	$153,472

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2012
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

Aging Analysis of Past Due Loans

Following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2013 and December 31, 2012.

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$105	$—	$443	$548	$115,327	$115,875	$—
Commercial Real Estate	655	201	2,098	2,954	440,892	443,846	—
Residential Real Estate	3,140	1,084	5,531	9,755	240,936	250,691	—
Real Estate Construction	—	—	—	—	39,964	39,964	—
Consumer and Other	170	20	—	190	10,675	10,865	—

Total	$4,070	$1,305	$8,072	$13,447	$847,794	$861,241	$—

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

Summary of Nonaccrual Loans

The following table presents loans on nonaccrual status as of December 31, 2013 and December 31, 2012.

	2013	2012
Commericial & Agriculture	$1,590	$2,869
Commercial Real Estate	9,609	16,250
Residential Real Estate	9,210	9,701
Real Estate Construction	—	958
Consumer and Other	50	77

Total	$20,459	$29,855

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the quarters and twelve month periods ended December 31, 2013 and December 31, 2012 were as follows:

	For the Twelve Month Period Ended December 31, 2013			For the Twelve Month Period Ended December 31, 2012
	Number of Contracts	Pre- Modification Outstanding Recorded Investment-	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	—	$—	$—	6	$984	$976
Commercial Real Estate	2	547	547	3	1,205	1,205
Residential Real Estate	—	—	—	25	1,740	1,662
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	—	—	—	5	66	66

Total Loan Modifications	2	$547	$547	39	$3,995	$3,909

Impaired Financing Receivables

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2013 and December 31, 2012.

	December 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$1,525	$1,657	$—	$5,053	$5,226	$—
Commercial Real Estate	5,983	6,214	—	5,446	8,114	—
Residential Real Estate	1,202	2,263	—	2,566	5,346	—
Real Estate Construction	—	—	—	—	521	—
Consumer and Other	8	8	—	1	1	—

Total	8,718	10,142	—	13,066	19,208	—
With an allowance recorded:
Commericial & Agriculture	2,344	2,437	1,262	367	385	286
Commercial Real Estate	4,192	4,496	445	8,495	8,681	2,354
Residential Real Estate	2,803	4,021	802	3,561	4,554	1,199
Real Estate Construction	—	—	—	541	547	107
Consumer and Other	—	—	—	60	60	60

Total	9,339	10,954	2,509	13,024	14,227	4,006
Total:
Commericial & Agriculture	3,869	4,094	1,262	5,420	5,611	286
Commercial Real Estate	10,175	10,710	445	13,941	16,795	2,354
Residential Real Estate	4,005	6,284	802	6,127	9,900	1,199
Real Estate Construction	—	—	—	541	1,068	107
Consumer and Other	8	8	—	61	61	60

Total	$18,057	$21,096	$2,509	$26,090	$33,435	$4,006

	December 31, 2013		December 31, 2012
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,761	$186	$4,762	$276
Commercial Real Estate	11,919	521	16,482	958
Residential Real Estate	5,038	282	4,909	557
Real Estate Construction	302	—	533	25
Consumer and Other	31	—	34	2

Total	$22,051	$989	$26,720	$1,818